Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES

NOTE 12:- LEASES:

The Company has lease contracts for motor vehicles used in its operations. Leases of motor vehicles have lease terms of 3 years.

The following is a summary of weighted average remaining lease terms and discount rate for all of the Company's operating leases:

December 31, 2019
weighted average remaining lease term (years)	2.3
weighted average discount rate	13%

The components of lease expense and supplemental cash flow information related to leases for the year ended December 31, 2019 were as follows:

Year ended December 31, 2019
Components of lease expense:
Operating lease cost	$29
Total lease expenses	$29

Year ended December 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$38

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$76

Maturities of lease liabilities as of December 31, 2019 were as follows:

2020	$38
2021	$32
2022	$12
Total operating lease payments	$82
Less: imputed interest	$(7)
Present value of lease liability	$75